Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
Debt
In August 2012, the Company filed for reorganization under Chapter 11 of title 11 of the U.S. Bankruptcy Code in the U.S. Bankruptcy Court for the Southern District of New York in order to effectuate a pre-packaged financial restructuring. In accordance with the plan of reorganization, the Company issued 10.5% Senior Secured Notes due 2017 with an aggregate principal amount of $150,000 and canceled approximately $316,209 of its 11 3/8% notes, including accrued interest. No other claims were compromised. The Company successfully concluded the bankruptcy and emerged from Chapter 11 on November 13, 2012.
The Notes are fully, unconditionally and irrevocably guaranteed on a senior secured basis, jointly and severally, by each of the Company’s existing and future domestic restricted subsidiaries. The Notes and the guarantees rank senior in right of payment to all existing and future subordinated indebtedness of the Company and its subsidiary guarantors, as applicable, and equal in right of payment with all existing and future senior indebtedness of the Company and of such subsidiaries.
The Notes and the guarantees are secured by a lien on substantially all of the Company’s assets provided, however, that pursuant to the terms of an intercreditor agreement, the security interest in those assets consisting of receivables, inventory, deposit accounts, securities accounts and certain other assets that secure the Notes and the guarantees are contractually subordinated to a lien thereon that secures the Company’s revolving credit facility (the Company’s revolving credit facility in place from time to time, the “Revolving Credit Facility”) with an aggregate principal amount of $25,000 and certain other permitted indebtedness.

Debt

Troubled Debt Restructuring

A troubled debt restructuring ("TDR") is a formal restructure of a loan where a creditor, for economic or legal reasons related to the borrower's financial difficulties, grants a concession to the borrower. The concessions may be granted in various forms, including but not limited to a reduction in the stated interest rate, reduction in the loan balance or accrued interest, or extension of the maturity date. TDR's are evaluated in accordance with ASC Topic 470-60, Troubled Debt Restructurings by Debtors. Accounting for a TDR is applicable only when the borrower is experiencing financial difficulties and the creditor grants a concession. The recognition and measurement guidance for a modification of terms in a TDR is based upon whether the future undiscounted cash flows specified by the new terms are greater than or less than the carrying value of the debt.

The Company concluded that it was experiencing financial difficulties and determined that a concession had been granted by the holders of the Old Notes. The Company did not record a gain in connection with the TDR since the future maximum undiscounted cash payments on the New Notes (including principal and interest) exceed the adjusted carrying value of the Old Notes. The Company has reflected the debt on its balance sheet at its face amount of $150,000 as this amount is not significantly different from the net carrying amount of the Old Notes after the reorganization, and will record interest expense in its financial statements based upon the coupon rate of interest of 10.5%. No fees have been paid to the creditors as part of this arrangement, therefore there have been no costs capitalized as part of the troubled debt restructuring. All third party fees have been expensed to reorganization costs in the Company's consolidated statement of operations.

New Notes

On November 13, 2012, the Company issued the New Notes. In connection with the Plan as discussed in Note 2, the New Notes were issued as partial consideration for the principal and unpaid interest outstanding under the Old Notes as of the Petition Date. Under the New Notes, interest accrues annually at 10.5% and is payable semi-annually on May 15 and November 15 commencing in May 2013.

The New Notes are fully, unconditionally and irrevocably guaranteed on a senior secured basis, jointly and severally, by each of the Company's existing and future domestic restricted subsidiaries. The notes and the guarantees rank senior in right of payment to all existing and future subordinated indebtedness of the Company and its subsidiary guarantors, as applicable, and equal in right of payment with all existing and future senior indebtedness of the Company and of such subsidiaries.

The New Notes and the guarantees are secured by a lien on substantially all of the Company's assets provided, however, that pursuant to the terms of an intercreditor agreement, the security interest in those assets consisting of receivables, inventory, deposit accounts, securities accounts and certain other assets that secure the notes and the guarantees are contractually subordinated to a lien thereon that secures the Company's Credit Facility with an aggregate principal amount of $25,000 and certain other permitted indebtedness.

The Company may redeem the New Notes, at its option, in whole or in part at any time prior to November 15, 2017, upon not less than 30 days' or more than 60 days' notice, at the following redemption prices (expressed as percentages of the principal amount thereof) set forth below:

Year	Percentage
Prior to six months following the Issue Date	100%
Six months to 18 months following the Issue Date	105%
18 months to 30 months following the Issue Date	104%
30 months to 42 months following the Issue Date	103%
42 months to 54 months following the Issue Date	102%
54 months to 60 months following the Issue Date	100%

11. Debt (continued)

The New Note Indenture Agreement contains covenants limiting the Company's ability to, among other things: incur or guarantee additional indebtedness or issue certain preferred stock; pay dividends; redeem or purchase equity interests; redeem or purchase subordinated debt; make certain acquisitions or investments; create liens; enter into transactions with affiliates; merge or consolidate; make certain restricted payments; and transfer or sell assets, including equity interests of existing and future restricted subsidiaries. The Company was in compliance with all covenants at December 31, 2012.

Revolving Credit Facility

Exit Facility

On November 13, 2012, the Company entered into a new $25,000 Senior Revolving Credit Facility (“Credit Facility”), maturing 2017. Any outstanding amounts under this facility are subject to a borrowing base limitation based on an advance rate of 85% of the amount of eligible receivables, as defined. The borrowing base eligibility calculation exceeds the amount required to draw on the entire Credit Facility; therefore the remaining availability under the Credit Facility and the letter of credit sublimit are fully available for borrowing. In addition, the Company is subject to an unused line fee equal to the applicable percentage on the average daily unused portion of the revolving credit commitment. The loans bear interest on a base rate method or LIBOR method, in each case plus an applicable margin percentage, at the option of the Company. Interest on the LIBOR loans is paid on a monthly basis, and interest on the base rate loans is paid on a quarterly basis. There were no outstanding borrowings under this credit facility at December 31, 2012.

The revolving credit facility is subject to mandatory reductions in the event future debt issuances, asset dispositions, and insurance or condemnation events as a result of theft or destruction to the Company's property and assets. The facility includes a number of affirmative and negative covenants, which could restrict the Company's operations. If the Company were to be in default the lenders could accelerate the Company's obligation to pay all outstanding amounts.

Indebtedness under the Credit Facility is guaranteed by all of the Company's direct and indirect subsidiaries that are not borrowers there under and is secured by a security in all of the Company's and its subsidiaries’ tangible and intangible assets. Certain of the Company's assets have been pledged to the holders of the New Notes pursuant to the indenture governing the New Notes and the related collateral and security agreements. Each of the Company's subsidiaries has guaranteed the outstanding debt. The parent company of these subsidiaries has no independent assets or operations and the guarantees are full and unconditional and joint and several.

DIP Credit Facility

On August 22, 2012, the Company entered into the DIP Credit Facility which in effect refinanced the Company's then-existing revolving credit facility. Borrowings of $15,900 under the DIP Credit Facility were used to purchase $13,898 in investments, with the remaining amount used for general operating purposes. Unused portions of the DIP Credit Facility were subject to availability under a borrowing base and compliance with certain covenants. The DIP Credit Facility bore interest on a base rate method or LIBOR method, in each case plus an applicable margin percentage, at the option of the Company. Interest on the LIBOR loans was paid on a monthly or quarterly basis, and interest on the base rate loans was paid on a quarterly basis.

The Company paid a one-time fee of $125 in connection with obtaining the DIP Credit Facility. Indebtedness under the DIP Credit Facility was guaranteed by all of the Company's direct and indirect subsidiaries that were not borrowers there under and was secured by a security interest in all of the Company's and its subsidiaries' tangible and intangible assets. The Company fully repaid the DIP Credit Facility prior to emergence. During the year ended December 31, 2012, the Company recorded interest expense of $241 on borrowings obtained under the DIP Credit Facility.

11. Debt (continued)

Revolving Credit Facility

On August 23, 2006, the Company entered into the five-year Revolving Credit Facility. The Revolving Credit Facility was amended on November 12, 2010, December 8, 2011, and again on July 19, 2012 to extend the maturity date to September 5, 2012. The loans bore interest on a base rate method or LIBOR method, in each case plus an applicable margin percentage, at the option of the Company. The applicable margin percentage increased by 25 basis points after each amendment under both the base rate and LIBOR methods. Interest on the LIBOR loans was paid on a monthly or quarterly basis, and interest on the base rate loans was paid on a quarterly basis. Contemporaneous with the Petition Date, the Company entered into the DIP Credit Facility which in effect refinanced the Company's then-existing Revolving Credit Facility.

Old Notes

On August 23, 2006, the Company issued $210,000 principal amount of the Old Notes. The net proceeds from the Senior Secured Notes were used to fund an acquisition, repay indebtedness under the Company’s senior secured credit facility and senior unsecured subordinated notes due 2009, and for general corporate purposes. On May 14, 2007, the Company completed an additional offering of $90,000 aggregate principal amount of the Old Notes at an issue price of 1053/4%, generating gross proceeds of $95,175. The unamortized bond premium of $840 was included on the Company's December 31, 2011 consolidated balance sheet. For the years ended December 31, 2012, 2011 and 2010, bond premium amortization amounted to $840, $1,146 and $1,024, respectively.

On November 13, 2012, the Company emerged from bankruptcy protection as discussed in Note 2. In connection with the Company's emergence from bankruptcy, the holders of the Old Notes received $150,000 in New Notes and 97.5% of New Common Stock of the Company.